Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Goodwill - Goodwill [Text Block]

Philips Group

Goodwill

in millions of EUR

	2022	2023
Balance as of January 1
Cost	11,793	12,747
Impairments	(1,156)	(2,509)
Book value	10,637	10,238

Acquisitions1)	317	24
Impairments	(1,357)	(8)
Divestments and transfers to assets classified as held for sale2)		(8)
Translation differences and other	641	(370)
Total change	(399)	(362)
Balance as of December 31
Cost	12,747	12,133
Impairments	(2,509)	(2,256)
Book value	10,238	9,876
1)Refer to Acquisitions and divestments2)Refer to Discontinued operations and assets classified as held for sale

Goodwill - Goodwill by business [Text Block]

Philips Group

Goodwill by business

in millions of EUR

	2022	2023
Monitoring1)	4,110	3,964
Image-Guided Therapy	3,154	3,044
Precision Diagnosis	1,429	1,363
Sleep & Respiratory Care	731	687
Personal Health	488	483
Enterprise Informatics	327	336
Book value	10,238	9,876
1)Monitoring includes the goodwill previously allocated to Hospital Patient Monitoring and Ambulatory Monitoring & Diagnostics as disclosed in the Annual Report 2022.

Goodwill - Key assumptions [Text Block]

Philips Group

Key assumptions

2023

	compound sales growth rate
	initial forecast period	extrapolation period	used to calculate terminal value	pre-tax discount rates
Monitoring	8.2%	5.5%	2.5%	9.5%
Image-Guided Therapy	7.9%	5.2%	2.5%	10.7%
Precision Diagnosis	3.8%	3.4%	2.5%	10.4%
Sleep & Respiratory Care	9.5%	9.3%	2.5%	10.8%
Personal Health	5.0%	4.6%	2.5%	10.3%
Enterprise Informatics	5.3%	5.8%	2.5%	9.0%

Philips Group

Key assumptions

2022

	compound sales growth rate
	initial forecast period	extrapolation period	used to calculate terminal value	pre-tax discount rates
Ambulatory Monitoring & Diagnostics1)	15.4%	9.5%	2.5%	8.5%
Hospital Patient Monitoring1)	4.8%	3.4%	2.5%	8.5%
Image-Guided Therapy	8.7%	5.0%	2.5%	10.6%
Sleep & Respiratory Care	10.0%	5.0%	2.5%	9.9%
1)Effective April 1, 2023, the Hospital Patient Monitoring and Ambulatory Monitoring & Diagnostics CGUs are included in the group of CGUs that comprise the Monitoring business.